Investments - Schedule of Changes in Dividends Receivable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Opening balances	R$ 50	R$ 146	R$ 335
Dividends proposed by investees	423	496	519
Withholding income tax on Interest on equity	(13)
Amounts received	(349)	(592)	(708)
Ending balances	R$ 111	R$ 50	R$ 146